Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Cumulative Other Comprehensive Income Balances [Abstract] [Abstract]
Other Comprehensive Income

Note 24: Other Comprehensive Income
Table 24.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 24.1: Summary of Other Comprehensive Income

	Year ended December 31,
	2017			2016			2015
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Investment securities:
Net unrealized gains (losses) arising during the period	$2,719	(1,056)	1,663	(3,458)	1,302	(2,156)	(3,318)	1,237	(2,081)
Reclassification of net (gains) losses to net income:
Interest income on investment securities (1)	198	(75)	123	7	(3)	4	(1)	—	(1)
Net gains on debt securities	(479)	181	(298)	(942)	355	(587)	(952)	356	(596)
Net gains from equity investments	(456)	172	(284)	(300)	113	(187)	(571)	213	(358)
Other noninterest income	—	—	—	(5)	2	(3)	(6)	3	(3)
Subtotal reclassifications to net income	(737)	278	(459)	(1,240)	467	(773)	(1,530)	572	(958)
Net change	1,982	(778)	1,204	(4,698)	1,769	(2,929)	(4,848)	1,809	(3,039)
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (3)	(253)	95	(158)	—	—	—	—	—	—
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges	(287)	108	(179)	177	(67)	110	1,549	(584)	965
Reclassification of net (gains) losses to net income on cash flow hedges:
Interest income on investment securities	—	—	—	—	—	—	(3)	1	(2)
Interest income on loans	(551)	208	(343)	(1,043)	393	(650)	(1,103)	416	(687)
Interest expense on long-term debt	8	(3)	5	14	(5)	9	17	(6)	11
Subtotal reclassifications to net income	(543)	205	(338)	(1,029)	388	(641)	(1,089)	411	(678)
Net change	(1,083)	408	(675)	(852)	321	(531)	460	(173)	287
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	49	(12)	37	(52)	(40)	(92)	(512)	193	(319)
Reclassification of amounts to net periodic benefit costs (2):
Amortization of net actuarial loss	150	(57)	93	153	(57)	96	122	(46)	76
Settlements and other	3	2	5	5	(1)	4	(8)	3	(5)
Subtotal reclassifications to net periodic benefit costs	153	(55)	98	158	(58)	100	114	(43)	71
Net change	202	(67)	135	106	(98)	8	(398)	150	(248)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	96	3	99	(3)	4	1	(137)	(12)	(149)
Reclassification of net gains to net income:
Net gains from equity investments	—	—	—	—	—	—	(5)	—	(5)
Subtotal reclassifications to net income	—	—	—	—	—	—	(5)	—	(5)
Net change	96	3	99	(3)	4	1	(142)	(12)	(154)
Other comprehensive income (loss)	$1,197	(434)	763	(5,447)	1,996	(3,451)	(4,928)	1,774	(3,154)
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax			(62)			(17)			67
Wells Fargo other comprehensive income (loss), net of tax			$825			(3,434)			(3,221)

(1)	Represents net unrealized gains and losses amortized over the remaining lives of securities that were transferred from the available-for-sale portfolio to the held-to-maturity portfolio.

(2)	These items are included in the computation of net periodic benefit cost, which is recorded in employee benefits expense (see Note 21 (Employee Benefits and Other Expenses) for additional details).

(3)
Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.

Table 24.2 provides the cumulative OCI balance activity on an after-tax basis.

Table 24.2: Cumulative OCI Balances

(in millions)	Investment securities	Derivatives and hedging activities	Defined benefit plans adjustments	Foreign currency translation adjustments	Cumulative other comprehensive income (loss)
Balance, December 31, 2014	$4,926	333	(1,703)	(38)	3,518
Net unrealized gains (losses) arising during the period	(2,081)	965	(319)	(149)	(1,584)
Amounts reclassified from accumulated other comprehensive income	(958)	(678)	71	(5)	(1,570)
Net change	(3,039)	287	(248)	(154)	(3,154)
Less: Other comprehensive income (loss) from noncontrolling interests	74	—	—	(7)	67
Balance, December 31, 2015	1,813	620	(1,951)	(185)	297
Net unrealized gains (losses) arising during the period	(2,156)	110	(92)	1	(2,137)
Amounts reclassified from accumulated other comprehensive income	(773)	(641)	100	—	(1,314)
Net change	(2,929)	(531)	8	1	(3,451)
Less: Other comprehensive loss from noncontrolling interests	(17)	—	—	—	(17)
Balance, December 31, 2016	(1,099)	89	(1,943)	(184)	(3,137)
Transition adjustment (1)	—	168	—	—	168
Balance, January 1, 2017	(1,099)	257	(1,943)	(184)	(2,969)
Net unrealized gains (losses) arising during the period	1,663	(337)	37	99	1,462
Amounts reclassified from accumulated other comprehensive income	(459)	(338)	98	—	(699)
Net change	1,204	(675)	135	99	763
Less: Other comprehensive income (loss) from noncontrolling interests	(66)	—	—	4	(62)
Balance, December 31, 2017	$171	(418)	(1,808)	(89)	(2,144)

(1)	Transition adjustment relates to the adoption of ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. See Note 1 for more information.